Consolidated Statements Of Changes In Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Treasury Stock	Series B Preferred Stock [Member]	Total
Balance at Dec. 31, 2013	$ 159	$ 48,067	$ (22,215)	$ 98	$ (3,245)		$ 22,864
Net income			479				479
Other comprehensive income (loss)				(47)			(47)
Stock option expense, net of forfeitures		265					265
Cash dividends declared on Series B preferred stock and accretion of discount			(421)				(421)
Issuance of 480,000 shares Series B preferred stock at $.01 par value, net of $631 in offering expenses		11,364				$ 5	11,369
Balance at Dec. 31, 2014	159	59,696	(22,157)	51	(3,245)	5	34,509
Net income			4,477				4,477
Other comprehensive income (loss)				(60)			(60)
Issuance of 200,500 stock based incentive plan shares, net of forfeitures	2						2
Restricted stock expense, net of forfeitures		15					15
Stock option expense, net of forfeitures		119					119
Cash dividends declared on Series B preferred stock and accretion of discount		107	(857)				(750)
Balance at Dec. 31, 2015	$ 161	$ 59,937	$ (18,537)	$ (9)	$ (3,245)	$ 5	$ 38,312